Fair Value, Company's Level 3 Assets (Servicing Related Assets) Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2020	Dec. 31, 2019
Servicing Related Assets [Abstract]
Beginning balance	[1]	$ 291,111
Changes in Fair Value due to [Abstract]
Ending balance	[1]	177,261	$ 291,111
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Servicing Related Assets [Abstract]
Beginning balance		291,111
Changes in Fair Value due to [Abstract]
Ending balance		177,261	291,111
MSRs [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Servicing Related Assets [Abstract]
Beginning balance	[2]	291,111	294,907
Purchases, sales and principal paydowns [Abstract]
Purchases	[2]	25,677	104,969
Sales	[2]	(27,754)
Other changes	[2],[3]	(895)	(1,993)
Purchases, sales and principal paydowns	[2]	(2,972)	102,976
Changes in Fair Value due to [Abstract]
Changes in valuation inputs or assumptions used in valuation model	[2]	(50,365)	(43,737)
Other changes in fair value	[2],[4]	(60,513)	(63,035)
Unrealized loss included in Net Loss	[2]	(110,878)	(106,772)
Ending balance	[2]	$ 177,261	$ 291,111

[1]	Carrying value approximates the fair value of the pools (see Note 9).
[2]	Includes any recaptured loans obtained via the recapture agreements in place.
[3]	Represents purchase price adjustments, principally contractual prepayment protection, and changes due to the Company’s repurchase of the underlying collateral.
[4]	Represents changes due to realization of expected cash flows and estimated MSR runoff.